Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Level 3 | Valuation Technique, Option Pricing Model [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant expense	$ 3,320,000	$ 0	$ 3,320,000	$ 0	$ 1,196,814	$ 66,490	$ 0